Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock per value $0.01 [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Stock [Member]
Balance, shares at Aug. 31, 2017		6,017
Balance, amount at Aug. 31, 2017	$ (65,081)	$ 6	$ 1,043,901	$ (1,108,988)
Conversion of debt,shares		14,553
Conversion of debt,amount	42,720,901	$ 15	42,720,886
Contribution to capital	80,000		80,000
Net Income (Loss)	(42,788,953)			(42,788,953)
Balance, amount at Aug. 31, 2018	(53,133)	$ 21	43,844,787	(43,900,472)	$ 2,552
Balance, shares at Aug. 31, 2018		20,570			2,551,901
Contribution to capital	20,000		20,000
Net Income (Loss)	(45,324)			(45,324)
Balance, amount at Nov. 30, 2018	(78,457)		43,864,787	(43,945,796)	$ 2,552
Balance, shares at Nov. 30, 2018					2,551,901
Balance, shares at Aug. 31, 2018		20,570			2,551,901
Balance, amount at Aug. 31, 2018	(53,133)	$ 21	43,844,787	(43,900,472)	$ 2,552
Net Income (Loss)	(116,024)
Balance, amount at May. 31, 2019	(109,157)		43,904,787	(44,016,496)	$ 2,552
Balance, shares at May. 31, 2019					2,551,901
Balance, shares at Aug. 31, 2018		20,570			2,551,901
Balance, amount at Aug. 31, 2018	(53,133)	$ 21	43,844,787	(43,900,472)	$ 2,552
Contribution to capital	60,000		60,000
Net Income (Loss)	(132,652)			(132,652)
Balance, amount at Aug. 31, 2019	(125,785)	$ 21	43,904,787	(44,033,124)	$ 2,552
Balance, shares at Aug. 31, 2019		20,570			2,551,901
Balance, shares at Nov. 30, 2018					2,551,901
Balance, amount at Nov. 30, 2018	(78,457)		43,864,787	(43,945,796)	$ 2,552
Contribution to capital	20,000		20,000
Net Income (Loss)	(38,773)			(38,773)
Balance, amount at Feb. 28, 2019	(97,230)		43,884,787	(43,984,569)	$ 2,552
Balance, shares at Feb. 28, 2019					2,551,901
Contribution to capital	20,000		20,000
Net Income (Loss)	(31,927)			(31,927)
Balance, amount at May. 31, 2019	(109,157)		43,904,787	(44,016,496)	$ 2,552
Balance, shares at May. 31, 2019					2,551,901
Balance, shares at Aug. 31, 2019		20,570			2,551,901
Balance, amount at Aug. 31, 2019	(125,785)	$ 21	43,904,787	(44,033,124)	$ 2,552
Net Income (Loss)	(9,556)			(9,556)
Shares issued for conversion of debt, shares					4,712
Shares issued for conversion of debt, amount	117,808		117,803	0	$ 5
Balance, amount at Nov. 30, 2019	(17,533)		44,022,590	(44,042,680)	$ 2,557
Balance, shares at Nov. 30, 2019					2,556,613
Balance, shares at Aug. 31, 2019		20,570			2,551,901
Balance, amount at Aug. 31, 2019	(125,785)	$ 21	43,904,787	(44,033,124)	$ 2,552
Net Income (Loss)	(1,310,710)
Balance, amount at May. 31, 2020	(43,687)		45,296,340	(45,343,834)	$ 3,807
Balance, shares at May. 31, 2020					3,806,613
Balance, shares at Nov. 30, 2019					2,556,613
Balance, amount at Nov. 30, 2019	(17,533)		44,022,590	(44,042,680)	$ 2,557
Net Income (Loss)	(11,799)			(11,799)
Balance, amount at Feb. 29, 2020	(29,332)		44,022,590	(44,054,479)	$ 2,557
Balance, shares at Feb. 29, 2020					2,556,613
Net Income (Loss)	(1,289,355)			(1,289,355)
Shares issued for legal services, shares					333,000
Shares issued for legal services, amount	339,660		339,327		$ 333
Shares issued to director and officer, shares					917,000
Shares issued to director and officer, amount	935,340		934,423		$ 917
Balance, amount at May. 31, 2020	$ (43,687)		$ 45,296,340	$ (45,343,834)	$ 3,807
Balance, shares at May. 31, 2020					3,806,613